WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Warrants Abstract
SCHEDULE OF CHANGES IN SHARE PURCHASE WARRANTS

A summary of changes in share purchase warrants issued by the Company during the year ended December 31, 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price US($)

Balance at December 31, 2022	-	-
Movement during the year ended	15,182	98.8
December 31, 2023*	15,182	98.8

*	Number of warrants and exercise price post reverse split

SCHEDULE OF FAIR VALUE MEASUREMENTS INPUT

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrant liability as of January 1, 2023	-	-	$-	$-
Fair value at inception	-	-	965,850	965,850
Change in fair value	-	-	(7,704)	(7,704)
Translation adjustments	-	-	-	-
Warrant liability as of December 31, 2023	-	-	$958,146	$958,146